Long-Term Debt - Interest Rate Cap Agreements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Premium payments on interest rate cap agreements	$ 2.4	$ 0.5	$ 2.1
Cap agreement effective 1/1/17-12/31/18 [Member]
Debt Instrument [Line Items]
Interest cap combined notional amount	$ 1,400.0
Interest cap agreement rate	1.50%
Premium payments on interest rate cap agreements	$ 2.0
Fair value of interest rate cap agreements	$ 5.0	$ 1.0